Trade and Miscellaneous Receivables and Other Current Assets - Summary of Provision for Bad Debts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision for bad debts [abstract]
Beginning balance	€ 648	€ 614
Provision charges to the income statement	242	233
Utilization and decreases	(278)	(220)
Exchange differences and other changes	(15)	21
Ending balance	€ 597	€ 648